Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.85%	9.47%	8.55%
MSCI World ex USA High Dividend Yield Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.98%	11.80%	8.92%
A
Prospectus [Line Items]
Average Annual Return, Percent		24.34%	8.67%	6.09%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.49%	7.87%	5.39%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.32%	6.81%	4.88%
C
Prospectus [Line Items]
Average Annual Return, Percent		29.63%	9.07%	5.86%
IS
Prospectus [Line Items]
Average Annual Return, Percent		32.16%	10.21%	6.93%
R6
Prospectus [Line Items]
Average Annual Return, Percent		31.89%	10.19%	6.91%

[1]	The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 developed markets countries–excluding the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
[2]	The MSCI World ex USA High Dividend Yield Index, a representation of the international dividend-paying universe, is based on the MSCI World ex USA Index, its parent index, and includes large- and mid-cap stocks across 22 of 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.